Income Taxes - Schedule of Income Tax (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Expense Benefit Continuing Operations [Abstract]
Current	$ 2,444	$ 5,414	$ 6,449
State	45
Deferred	151	435	170
Change in corporate tax rate		511
Income tax expense	$ 2,640	$ 6,360	$ 6,619